Tax credit/(charge) on loss on ordinary activities, Reconciliation of expected tax benefit/loss before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Loss Before Tax to Actual Tax Credit [Abstract]
Loss before tax	$ (105,859)	$ (63,493)	$ (30,444)
Tax credit at Irish corporation tax rate of 12.5%	(13,232)	(7,937)	(3,806)
Effect of [Abstract]
Movement in unrecognized deferred tax assets	3,624	3,831	4,182
Permanent differences	11,260	6,474	43
Differences in overseas taxation rates	(2,984)	(2,863)	(376)
Total tax (credit)/charge on loss on ordinary activities	$ (1,332)	$ (495)	$ 43
Irish [Member]
Tax rate [Abstract]
Tax rate	12.50%

[1]	see Note 27